Deposit for business acquisition (Details Textual) $ in Millions			1 Months Ended
	May 02, 2016 USD ($) shares	May 02, 2016 CNY (¥) shares	Dec. 28, 2016 shares
Deposits For Acquisition Of Assets [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,018,935
Suzhou E Motors Co Ltd [Member]
Deposits For Acquisition Of Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%
Business Combination, Consideration Transferred	$ 24.0	¥ 159,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,250,000	3,250,000
Payments to Acquire Businesses, Gross	$ 10.4	¥ 72,400,000
Stock Issued During Period, Shares, Acquisitions	2,500,000	2,500,000